Consolidated statement of financial position - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Goodwill	€ 23,113	€ 24,192	€ 27,596
Other intangible assets	14,946	14,940	15,135
Property, plant and equipment	31,640	30,484	29,075
Right-of-use assets	7,936	7,702	7,009
Interests in associates and joint ventures	1,486	1,440	98
Non-current financial assets related to Mobile Financial Services activities	656	900	1,210
Non-current financial assets	977	950	1,516
Non-current derivatives assets	1,458	683	132
Other non-current assets	216	254	136
Deferred tax assets	421	692	674
Total non-current assets	82,847	82,236	82,582
Inventories	1,048	952	814
Trade receivables	6,305	6,029	5,620
Other customer contract assets	1,570	1,460	1,236
Current financial assets related to Mobile Financial Services activities	2,742	2,381	2,075
Current financial assets	4,541	2,313	3,259
Current derivatives assets	112	7	162
Other current assets	2,217	1,875	1,701
Operating taxes and levies receivables	1,265	1,163	1,104
Current taxes assets	149	181	128
Prepaid expenses	851	851	850
Cash and cash equivalent	6,004	8,621	8,145
Total current assets	26,803	25,834	25,094
Total assets	109,650	108,071	107,676
Equity and liabilities
Share capital	10,640	10,640	10,640
Share premiums and statutory reserve	16,859	16,859	16,859
Subordinated notes	4,950	5,497	5,803
Retained earnings	(666)	(656)	1,255
Equity attributable to the owners of the parent company	31,784	32,341	34,557
Non-controlling interests	3,172	3,020	2,643
Total equity	34,956	35,361	37,200
Non-current financial liabilities	31,930	31,922	30,089
Non-current derivatives liabilities	397	220	844
Non-current lease liabilities	6,901	6,696	5,875
Non-current fixed assets payables	1,480	1,370	1,291
Non-current financial liabilities related to Mobile Financial Services activities	82
Non-current employee benefits	2,567	2,798	1,984
Non-current dismantling provisions	670	876	885
Non-current restructuring provisions	43	61	53
Other non-current liabilities	276	306	307
Deferred tax liabilities	1,124	1,185	855
Total non-current liabilities	45,471	45,434	42,182
Current financial liabilities	4,702	3,421	5,170
Current derivatives liabilities	51	124	35
Current lease liabilities	1,509	1,369	1,496
Current fixed assets payables	3,101	3,111	3,349
Trade payables	7,067	6,738	6,475
Customer contract liabilities	2,579	2,512	1,984
Current financial liabilities related to Mobile Financial Services activities	3,034	3,161	3,128
Current employee benefits	2,418	2,316	2,192
Current dismantling provisions	26	21	16
Current restructuring provisions	119	124	64
Other current liabilities	2,526	2,338	2,267
Operating taxes and levies payables	1,405	1,436	1,279
Current taxes payables	538	425	673
Deferred income	149	180	165
Total current liabilities	29,223	27,276	28,294
Total equity and liabilities	€ 109,650	€ 108,071	€ 107,676